Stockholders' Equity - Schedule of Warrant Activity (Details) - shares	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Stockholders' equity
Warrants Outstanding Beginning Balance	8,303,836	7,056,426
Warrants Issued		1,724,235
Warrant Exercised	(5,329,220)	(347,451)
Warrants Expired/Cancelled	(113,520)	(129,374)
Warrant Outstanding Ending Balance	2,861,096	8,303,836